Working Capital Detail (Additional Information) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Disclosure Components Of Working Capital Detail [Abstract]
Allowance for Doubtful Accounts	$ 77	$ 71
Percentage of inventories valued using the LIFO method	36.00%	35.00%
FIFO adjustment	243	232
Effect of LIFO on earnings, income	$ 3.0	$ 0.9